SUPPLEMENTAL CASH FLOW DISCLOSURE (Tables)	12 Months Ended
Dec. 29, 2019
Cash flow statement [Abstract]
Disclosure of detailed information about adjustments to reconcile profit (loss) explanatory
Adjustments to reconcile net earnings to cash flows from operating activities:

	2019	2018

Depreciation and amortization (note 20)	$156,794	$158,076
Restructuring charges related to property, plant and equipment, right-of-use assets, and software (note 17)	13,061	12,394
Loss on disposal of property, plant and equipment and software	1,399	1,124
Share-based compensation	16,272	19,513
Deferred income taxes (note 18)	(23,623)	8,872
Unrealized net (gain) loss on foreign exchange and financial derivatives	(330)	882
Timing differences between settlement of financial derivatives and transfer of deferred gains and losses in accumulated OCI to inventory and net earnings	907	—
Other non-current assets	5,971	(1,445)
Other non-current liabilities	5,097	2,839
	$175,548	$202,255

Disclosure of detailed information about variations in non-cash transactions explanatory
Variations in non-cash transactions:

	2019	2018

Additions to property, plant and equipment and intangible assets included in accounts payable and accrued liabilities	$16,144	$4,977
Proceeds on disposal of property, plant and equipment included in other current assets	(9)	(86)
Additions to right-of-use assets included in lease obligations	7,753	—
Impact of initial adoption of new accounting standards (note 2(c))	(2,176)	(1,515)
Non-cash ascribed value credited to contributed surplus for dividends attributed to Treasury RSUs	954	754
Non-cash ascribed value credited to share capital from shares issued or distributed pursuant to vesting of restricted share units and exercise of stock options	10,789	6,681